Segments - Summary of the company's selected financial information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($) segment
Summary of the Company's selected financial information
Reporting segments | segment	2	1	1
Income Statement
Operating revenues	$ 973,583	$ 993,344	$ 689,505
Voyage expenses	41,010	35,145	24,325
Vessel operating expenses	162,117	158,972	135,872
Amortization of deferred drydocking and special survey costs	(18,663)	(12,170)	(10,181)
Gain on sale of vessels	1,639	37,225
Interest income	12,133	4,591	12,230
Interest expense	20,463	62,141	68,991
Equity loss on investment	17,867	(176,386)	543,653
Net Income/(loss)	576,299	559,210	1,052,841
Statement of Financial Position
Total assets	3,661,136	3,400,228
Operating Segments
Income Statement
Operating revenues	973,583
Voyage expenses	(41,010)
Vessel operating expenses	(162,117)
Depreciation	(129,287)
Amortization of deferred drydocking and special survey costs	(18,663)
Gain on sale of vessels	1,639
Interest income	12,133
Interest expense	(20,463)
Equity loss on investment	(3,993)
Net Income/(loss)	576,299
Statement of Financial Position
Total assets	3,661,136
Container vessels segment
Summary of the Company's selected financial information
Equity income (loss) on investments		(29,237)	640,132
Income Statement
Net Income/(loss)		$ 588,447	$ 412,709
Container vessels segment | Operating Segments
Income Statement
Operating revenues	963,192
Voyage expenses	(33,913)
Vessel operating expenses	(159,084)
Depreciation	(128,097)
Amortization of deferred drydocking and special survey costs	(18,663)
Gain on sale of vessels	1,639
Interest income	12,096
Interest expense	(20,463)
Net Income/(loss)	563,279
Statement of Financial Position
Total assets	3,404,298
Drybulk vessels segment | Operating Segments
Income Statement
Operating revenues	10,391
Voyage expenses	(7,097)
Vessel operating expenses	(3,033)
Depreciation	(1,190)
Interest income	37
Net Income/(loss)	(1,910)
Statement of Financial Position
Total assets	170,539
Other | Operating Segments
Income Statement
Equity loss on investment	(3,993)
Net Income/(loss)	14,930
Statement of Financial Position
Total assets	$ 86,299